Other Assets - Summary of Other Assets (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of other assets [abstract]
Land use rights	[1]	¥ 8,092	¥ 8,107
Disbursements		6,255	5,330
Automated policy loans		3,855	3,673
Investments receivable and prepaid		1,029	9,493
Due from related parties		963	717
Tax prepaid		171	3,353
Prepayments to constructors		77	101
Others		7,891	8,927
Total		28,333	39,701
Current		18,439	30,756
Non-current		9,894	8,945
Total		¥ 28,333	¥ 39,701

[1]	The Group’s right-of-use assets include the above land use rights and right-of-use assets disclosed in Note 7.